UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON

BW INTERNATIONAL OPPORTUNITIES

BOND FUND

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
SOVEREIGN BONDS - 86.9%
Australia - 11.4%
New South Wales Treasury Corp.	6.000%	4/1/19	1,290,000AUD	$1,361,048
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	7,345,000AUD	7,578,141
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	865,000AUD	906,814

Total Australia				9,846,003

Brazil - 3.1%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	5,607,000BRL	2,716,520

Canada - 2.5%
Government of Canada, Notes	2.000%	9/1/12	2,210,000CAD	2,130,850

Hungary - 2.2%
Hungary Government Bond	5.500%	2/12/16	448,500,000HUF	1,906,123

Indonesia - 3.8%
Government of Indonesia, Senior Bond	10.000%	9/15/24	23,414,000,000IDR	3,288,833

Ireland - 2.4%
Republic of Ireland	5.000%	10/18/20	1,860,000EUR	2,102,146

Italy - 11.4%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	8,860,000EUR	9,822,055

Malaysia - 4.6%
Government of Malaysia	3.718%	6/15/12	11,880,000MYR	3,746,224
Government of Malaysia, Senior Bonds	3.702%	2/25/13	700,000MYR	221,297

Total Malaysia				3,967,521

Mexico - 4.7%
Mexican Bonos, Bonds	8.500%	5/31/29	50,990,000MXN	4,057,158

New Zealand - 4.5%
Government of New Zealand	5.500%	4/15/23	4,725,000NZD	3,884,780

Norway - 4.7%
Government of Norway, Bonds	6.500%	5/15/13	21,990,000NOK	4,043,195

Poland - 5.5%
Republic of Poland	5.750%	9/23/22	15,665,000PLN	4,678,993
Republic of Poland, Bonds	5.250%	10/25/20	90,000PLN	26,062

Total Poland				4,705,055

South Africa - 2.6%
Republic of South Africa, Bonds	6.750%	3/31/21	20,495,000ZAR	2,275,624

South Korea - 4.5%
Korea Treasury Bond	5.750%	9/10/18	3,080,100,000KRW	2,923,832
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	1,162,700,000KRW	976,299

Total South Korea				3,900,131

United Kingdom - 19.0%
United Kingdom Gilt	4.250%	3/7/36	9,250,000GBP	16,351,449

TOTAL SOVEREIGN BONDS (Cost - $76,854,236)				74,997,443

CORPORATE BONDS & NOTES - 5.7%
FINANCIALS - 5.7%
Capital Markets - 2.8%
Merrill Lynch & Co. Inc., Senior Notes	1.052%	2/21/12	1,550,000GBP	2,386,485	(a)

Diversified Financial Services - 1.4%
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	1,200,000AUD	1,241,502

Insurance - 1.5%
Metropolitan Life Global Funding I, Senior Secured Notes	2.625%	12/3/12	1,345,000CAD	1,293,338

TOTAL CORPORATE BONDS & NOTES (Cost - $5,008,695)				4,921,325

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Insurance - 1.5%- continued
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $81,862,931)				$79,918,768

SHORT-TERM INVESTMENTS - 3.0%
Time Deposits - 3.0%
State Street Corp.; (Cost - $2,539,000)	0.010%	10/3/11	2,539,000	$2,539,000

TOTAL INVESTMENTS - 95.6% (Cost - $84,401,931#)				82,457,768

Other Assets in Excess of Liabilities - 4.4%				3,827,760

TOTAL NET ASSETS - 100.0%				$86,285,528

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$74,997,443	—	$74,997,443
Corporate bonds & notes	—	4,921,325	—	4,921,325

Total long-term investments	—	$79,918,768	—	$79,918,768

Short-term investments†	—	2,539,000	—	2,539,000

Total investments	—	$82,457,768	—	$82,457,768

Other financial instruments:

Notes to Schedule of Investments (unaudited) (continued)

Forward foreign currency contracts	—	$3,469,129	—	$3,469,129

Total	—	$85,926,897	—	$85,926,897

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$862,490	—	$862,490

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $862,490. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,375,675
Gross unrealized depreciation	(4,319,838)

Net unrealized depreciation	$(1,944,163)

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	Barclays Bank PLC	418,000	$559,880	11/3/11	$(24,839)
Euro	Citibank, N.A.	6,174,000	8,269,621	11/3/11	(565,373)
Euro	HSBC Bank USA, N.A.	220,000	294,674	11/3/11	(19,264)
Euro	Morgan Stanley & Co. Inc.	214,000	286,637	11/3/11	(17,041)
Singapore Dollar	HSBC Bank USA, N.A.	2,155,000	1,648,085	12/23/11	(43,438)
Turkish Lira	Barclays Bank PLC	5,977,000	3,195,955	11/10/11	(192,367)
Yuan Renminbi	Barclays Bank PLC	11,850,000	1,858,364	1/11/12	(168)
Yuan Renminbi	UBS AG	6,800,000	1,066,473	1/13/12	14,298
Yuan Renminbi	UBS AG	4,417,000	692,737	1/13/12	5,052
					(843,140)

Contracts to Sell:
Australian Dollar	HSBC Bank USA, N.A.	600,000	579,660	10/12/11	36,081
Australian Dollar	HSBC Bank USA, N.A.	10,895,000	10,525,661	10/12/11	985,996
Brazilian Real	Barclays Bank PLC	4,854,000	2,560,235	11/3/11	368,272
British Pound	HSBC Bank USA, N.A.	639,000	995,853	12/1/11	47,953
Euro	Citibank, N.A.	3,257,000	4,362,513	11/3/11	295,681
Euro	Citibank, N.A.	12,124,000	16,239,211	11/3/11	1,166,549

Notes to Schedule of Investments (unaudited) (continued)

New Zealand Dollar	Citibank, N.A.	4,760,000	3,610,682	12/9/11	316,318
Norwegian Krone	Citibank, N.A.	20,526,000	3,494,759	10/11/11	201,582
Norwegian Krone	UBS AG	2,381,000	405,389	10/11/11	31,347
					3,449,779

Net unrealized gain on open forward foreign currency contracts					$2,606,639

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$3,469,129	$(862,490)	$2,606,639

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$23,182,406

Forward foreign currency contracts (to sell)	40,539,227

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 28, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date:	November 28, 2011